Financial and Capital Risk Management and Fair Value Measurement - Detailed Information About Gain Loss On Foreign Currency Translaction Recognized In Income Statement (Detail) - GBP (£)
£ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain/(loss)	£ 483	£ (44)	£ (1,384)
Market Uncertainty [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain/(loss)	(1,037)	(1,972)
US Dollar [Member] | Market Uncertainty [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain/(loss)	(219)	(542)
Swiss Francs [Member] | Market Uncertainty [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain/(loss)	(6)
Euro [Member] | Market Uncertainty [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain/(loss)	£ (812)	£ (1,430)